Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Components of Mortgage Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Participating Mortgage Loans
Gains on sales	$ 83,131	$ 59,156	$ 65,393
Total mortgage income	81,122	51,797	64,197
Mortgage Income
Participating Mortgage Loans
Mortgage loans held for sale and derivatives	2,216	631	(4,822)
Derivative settlements, net	(5,017)	(8,743)	3,100
Gains on sales	83,131	59,156	65,393
Servicing and other income, net	792	753	526
Total mortgage income	$ 81,122	$ 51,797	$ 64,197